SEGMENTED INFORMATION	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION	12. SEGMENTED INFORMATION Operating segments The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.	12. SEGMENTED INFORMATION Operating segments The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.	13. SEGMENTED INFORMATION Operating segments The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.